GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Roll Forward]
Goodwill at beginning of period			$ 429,590
Impairment of goodwill	$ 0	$ 0	0	$ (36,684)
Goodwill at end of period	$ 448,798		$ 448,798